1. Operations (Details) - Subsidiary	12 Months Ended
Dec. 31, 2017
Disclosure of subsidiaries [line items]
Subsidiary name	Copel Geração e Transmissão S.A. (Copel GeT)
Headquarters	Curitiba/PR
Main activity	Production and transmission of electricity
Interest	100.00%
Investor	Copel
Subsidiary name	Copel Distribuição S.A. (Copel DIS)
Headquarters	Curitiba/PR
Main activity	Distribution and marketing of electricity
Interest	100.00%
Investor	Copel
Subsidiary name	Copel Telecomunicações S.A. (Copel TEL)
Headquarters	Curitiba/PR
Main activity	Telecommunication and communication
Interest	100.00%
Investor	Copel
Subsidiary name	Copel Renováveis S.A. (Copel REN)	[1]
Headquarters	Curitiba/PR
Main activity	Control and management of interests
Interest	100.00%
Investor	Copel
Subsidiary name	Copel Comercialização S.A. (Copel Energia)
Headquarters	Curitiba/PR
Main activity	Commercialization of electricity
Interest	100.00%
Investor	Copel
Subsidiary name	Companhia Paranaense de Gás - Compagás
Headquarters	Curitiba/PR
Main activity	Distribution of pipeline gas
Interest	51.00%
Investor	Copel
Subsidiary name	Elejor - Centrais Elétricas do Rio Jordão S.A.
Headquarters	Curitiba/PR
Main activity	Production of electricity
Interest	70.00%
Investor	Copel
Subsidiary name	Araucária Ltda (UEG)
Headquarters	Curitiba/PR
Main activity	Production of electricity from natural gas
Interest	20.00%
Investor	Copel
Subsidiary name	São Bento Energia, Investimentos e Participações S.A. (São Bento)
Headquarters	Curitiba/PR
Main activity	Control and management of interests
Interest	100.00%
Investor	Copel GeT
Subsidiary name	Nova Asa Branca I Energias Renováveis S.A.
Headquarters	S. Miguel do Gostoso/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Subsidiary name	Nova Asa Branca II Energias Renováveis S.A.
Headquarters	Parazinho/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Subsidiary name	Nova Asa Branca III Energias Renováveis S.A.
Headquarters	Parazinho/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Subsidiary name	Nova Eurus IV Energias Renováveis S.A.
Headquarters	Touros/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Subsidiary name	Santa Maria Energias Renováveis S.A.
Headquarters	Maracanaú/CE
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Subsidiary name	Santa Helena Energias Renováveis S.A.
Headquarters	Maracanaú/CE
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Subsidiary name	Ventos de Santo Uriel S.A.
Headquarters	João Câmara/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Copel GeT
Subsidiary name	Cutia Empreendimentos Eólicos S.A. (Cutia)
Headquarters	Curitiba/PR
Main activity	Control and management of interests
Interest	100.00%
Investor	Copel GeT
Subsidiary name	GE Olho D’Água S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	São Bento
Subsidiary name	GE Boa Vista S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	São Bento
Subsidiary name	GE Farol S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	São Bento
Subsidiary name	GE São Bento do Norte S.A.
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	São Bento
Subsidiary name	Central Geradora Eólica São Bento do Norte I S.A.	[2]
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Subsidiary name	Central Geradora Eólica São Bento do Norte II S.A.	[2]
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Subsidiary name	Central Geradora Eólica São Bento do Norte III S.A.	[2]
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Subsidiary name	Central Geradora Eólica São Miguel I S.A.	[2]
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Subsidiary name	Central Geradora Eólica São Miguel II S.A.	[2]
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Subsidiary name	Central Geradora Eólica São Miguel III S.A.	[2]
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Subsidiary name	Usina de Energia Eólica Guajiru S.A.	[2]
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Subsidiary name	Usina de Energia Eólica Jangada S.A.	[2]
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Subsidiary name	Usina de Energia Eólica Potiguar S.A.	[2]
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Subsidiary name	Usina de Energia Eólica Cutia S.A.	[2]
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Subsidiary name	Usina de Energia Eólica Maria Helena S.A.	[2]
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Subsidiary name	Usina de Energia Eólica Esperança do Nordeste S.A.	[2]
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia
Subsidiary name	Usina de Energia Eólica Paraíso dos Ventos do Nordeste S.A.	[2]
Headquarters	São Bento do Norte/RN
Main activity	Production of electricity from wind sources
Interest	100.00%
Investor	Cutia

[1]	Company management is assessing whether a business purpose change or a closure and transfer of assets to the shareholder is required.
[2]	Pre-operating stage.